Financial Results	12 Months Ended
Dec. 31, 2019
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS.

Financial income and costs for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Financial Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	8,973,606	9,612,575	8,377,023
Interests charged to customers in energy accounts and billing	8,057,203	7,140,984	8,556,587
Financial income by Law N°21,185 (1)	5,225,739
Other financial income	5,142,727	3,180,909	4,729,078
Total Financial Income	27,399,275	19,934,468	21,662,688

	For the years ended December 31,
	2019	2018	2017
Financial Costs	ThCh$	ThCh$	ThCh$
Financial Costs	(164,897,900)	(122,184,189)	(53,510,882)
Bank loans	(14,487,700)	(20,701,774)	(12,585)
Secured and unsecured obligations	(81,818,564)	(62,255,300)	(42,708,253)
Financial leasing	(1,815,170)	(739,069)	(811,172)
Valuation of financial derivatives	1,775,749	1,183,228	(1,067,820)
Financial provisions (2)	(4,356,650)	(3,176,001)	(2,347,087)
Post-employment benefit obligations (3)	(2,639,738)	(2,750,376)	(2,678,300)
Debt formalization expenses and other associated expenses	(4,710,012)	(9,373,412)	(836,174)
Capitalized borrowing costs	9,321,354	6,435,646	4,078,463
Financial cost related companies	(31,304,382)	(23,228,947)	(452,642)
Financial cost by Law N°21,185 (1)	(19,062,333)	—	—
Other financial costs	(15,800,454)	(7,578,184)	(6,675,312)
(Loss) gain from indexed assets and liabilities, net	(2,982,268)	(818,146)	916,666
Foreign currency exchange differences	(10,412,110)	(7,807,197)	8,516,874
Total Financial Costs	(178,292,278)	(130,809,532)	(44,077,342)

Total Financial Results	(150,893,003)	(110,875,064)	(22,414,654)
(1)	Corresponding to financial costs and profits from the calculating methodology for “Stabilized Price to Regulated Customer” according to Law No 21,185 (see Note 11).
(2)	See Note 25.
(3)	See Note 26.

The effects on financial results from the application of indexed assets and liabilities and exchange differences originated from the following

	For the years ended December 31,
	2019	2018	2017
Profit (losses) from Indexed Assets and Liabilities	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	36,797	—	—
Other non-financial assets	—	45,108	—
Trade and other receivables	1,410,408	1,197,498	155,158
Current tax assets and liabilities	2,557,465	3,424,644	1,654,538
Other financial liabilities (financial debt and derivative instruments)	(1,637,291)	(1,714,216)	(891,230)
Trade and other payables	16,939	15,145	(1,800)
Other non-financial liabilities	(1,688)	—	—
Sub total	2,382,630	2,968,179	916,666
Hyperinflation Result (1)	(5,364,898)	(3,786,325)	—
Gains from indexed assets and liabilities, net	(2,982,268)	(818,146)	916,666

	For the years ended December 31,
	2019	2018	2017
Foreign Currency Exchange Differences	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	(937,177)	(415,962)	2,931,086
Other financial assets	2,052,540	5,733,173	10,895,862
Other non-financial assets	(1,712,690)	(534,401)	—
Trade and other receivables (2)	8,847,969	726,347	390,764
Current tax assets and liabilities	(1,633,471)	(1,903,963)	(188,270)
Other financial liabilities (financial debt and derivative instruments)	(8,147,939)	(5,726,246)	(4,358,937)
Trade and other payables (2)	(9,381,721)	(5,379,210)	(1,152,505)
Other non-financial liabilities	500,379	(306,935)	(1,126)
Total Foreign Currency Exchange Differences	(10,412,110)	(7,807,197)	8,516,874
(1)	Corresponds to the financial effect from the application of IAS 29 Financial Reporting in Hyperinflationary Economies on the branch owned by Enel Generación Chile in Argentina (see Note 7)
(2)

Contains the exchange effect for dollarization of trade accounts receivable and payable for amounts of ThCh$ 5,261,358 and ThCh$ (1,426,334) respectively, originated by the application of the methodology for calculating the “Stabilized Price to Regulated Customer”  according to Law No. 21,185 (see Note 11).